Share capital (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of classes of share capital [abstract]
Schedule of authorized share capital
Our authorized and issued share capital as at December 31, 2024, was as follows:

	Authorized			Issued
As at December 31 (millions)	2024	2023	2022	2024	2023	2022
Preferred Shares	unlimited	unlimited	unlimited	—	—	—
Equity Shares
Multiple Voting Shares	unlimited	unlimited	unlimited	164	167	200
Subordinate Voting Shares	unlimited	unlimited	unlimited	112	107	67